Reclamation Obligation - Disclosure Of Detailed Information About Reclamation Obligation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of detailed information about reclamation obligation [line Items]
Beginning balance	$ 30,229	$ 23,942
Assumed with the Leagold Acquisition	62,238
Accretion	2,209	719
Change in estimates	31,537	5,673
Reclamation expenditures	(396)
Foreign exchange translation	(5,026)	(105)
Ending balance	120,791	30,229
Less: Current portion	(3,688)
Non-current portion	117,103	29,885
Mexico [member]
Schedule of detailed information about reclamation obligation [line Items]
Assumed with the Leagold Acquisition	32,878
Accretion	179
Change in estimates	16,634
Reclamation expenditures	(49)
Ending balance	49,642
Less: Current portion	(2,410)
Non-current portion	47,232
Brazil [member]
Schedule of detailed information about reclamation obligation [line Items]
Beginning balance	7,894	4,079
Assumed with the Leagold Acquisition	29,360
Accretion	1,845	334
Change in estimates	10,241	3,586
Reclamation expenditures	(276)
Foreign exchange translation	(5,026)	(105)
Ending balance	44,038	7,894
Less: Current portion	(1,278)
Non-current portion	42,760
USA [member]
Schedule of detailed information about reclamation obligation [line Items]
Beginning balance	22,335	19,863
Accretion	185	385
Change in estimates	4,662	2,087
Reclamation expenditures	(71)
Ending balance	27,111	$ 22,335
Non-current portion	$ 27,111